Finance Receivables on Nonaccrual Status (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 33,802	¥ 12,229
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	7,629	5,962
Finance leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	5,562	780
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	11,573	1,406
Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	8,592	4,035
Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 446	¥ 46